Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Estimated Fair Values of Outstanding Derivative Instruments

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2018	2019	Liability derivatives	2018	2019
Interest rate contracts	Prepaid expenses and other current assets	12	10	Current liabilities: Other	160	141
Interest rate contracts	Other assets: Other	286	101	Liabilities: Other	10,281	8,274
Foreign exchange contracts	Prepaid expenses and other current assets	48	131	Current liabilities: Other	1,535	42

		346	242		11,976	8,457

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2018	2019	Liability derivatives	2018	2019
Interest rate contracts	Prepaid expenses and other current assets	12	39	Current liabilities: Other	299	344
Interest rate contracts	Other assets: Other	1,871	882	Liabilities: Other	3,612	3,637
Foreign exchange contracts	Prepaid expenses and other current assets	34,737	8,807	Current liabilities: Other	17,149	11,549
Foreign exchange contracts	Other assets: Other	366	72	Liabilities: Other	1,281	1,059
Equity contracts	Prepaid expenses and other current assets	2,194	444	Current liabilities: Other	1,407	7,776

		39,180	10,244		23,748	24,365

Total derivatives		39,526	10,486		35,724	32,822

Effects of Derivative Instruments on Consolidated Statements of Income and Consolidated Statements of Comprehensive Income

Presented below are the effects of derivative instruments on the consolidated statements of income and the consolidated statements of comprehensive income for the fiscal years ended March 31, 2017, 2018 and 2019.

Derivatives under fair value hedging relationships	Yen in millions
	Location of gains or (losses) recognized in income on derivative instruments	Amounts of gains or (losses) recognized in income on derivative instruments
		Fiscal year ended March 31
		2017	2018	2019
Interest rate contracts	Financial services revenue	1,967	(52)	(1,835)
Foreign exchange contracts	Foreign exchange loss, net	(31)	—	—

Total		1,936	(52)	(1,835)

	Yen in millions
Derivatives under cash flow hedging relationships	Affected line item in consolidated statements of income	Fiscal year ended March 31
		2017	2018	2019
		Amounts recognized in unrealized gains (losses) on derivative instruments in OCI (before tax)
Foreign exchange contracts	—	6,715	(2,295)	2,315

Total		6,715	(2,295)	2,315

		Amounts reclassified from unrealized gains (losses) on derivative instruments in accumulated OCI (effective portion) (before tax)
Foreign exchange contracts	Cost of sales	(5,583)	1,111	(1,093)

Total		(5,583)	1,111	(1,093)

Derivatives not designated as hedging instruments	Yen in millions
	Location of gains or (losses) recognized in income on derivative instruments	Amounts of gains or (losses) recognized in income on derivative instruments
		Fiscal year ended March 31
		2017	2018	2019
Interest rate contracts	Financial services revenue	(935)	(1,544)	(3,192)
Foreign exchange contracts	Financial services revenue	(5,365)	2,013	(8,198)
Foreign exchange contracts	Foreign exchange loss, net	12,339	21,370	(7,437)
Equity contracts	Financial services revenue	(18,597)	(11,665)	(7,649)

Total		(12,558)	10,174	(26,476)

Summary of Derivatives Additional Information Including Notional Amounts

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2018		March 31, 2019
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts	1,105,393	7,071	701,880	(304)
Currency option contracts purchased	206	1	53,846	179
Currency option contracts written	156	(1)	58,825	(35)
Currency swap agreements	1,230,254	4,613	959,777	(5,564)
Other currency contracts	84,623	3,502	68,513	2,084
Interest rate contracts:
Interest rate swap agreements	398,291	(12,171)	339,934	(11,346)
Interest rate swaption agreements	—	—	5,300	(18)
Equity contracts:
Equity future contracts	106,876	787	58,725	308
Equity swap agreements	—	—	63,107	(7,640)

Summary of Effects of Offsetting Derivative Assets, Derivative Liabilities, Financial Assets and Financial Liabilities

Presented below are the effects of offsetting derivative assets, derivative liabilities, financial assets and financial liabilities as of March 31, 2018 and 2019.

	Yen in millions
	As of March 31, 2018
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	15,404	7,724	449	7,231
Derivative assets not subject to master netting agreements	24,122			24,122

Total assets	39,526	7,724	449	31,353

Derivative liabilities subject to master netting agreements	34,455	8,326	14,334	11,795
Derivative liabilities not subject to master netting agreements	1,269			1,269
Repurchase, securities lending and similar arrangements	335,586	334,246	—	1,340

Total liabilities	371,310	342,572	14,334	14,404

	Yen in millions
	As of March 31, 2019
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	6,855	3,442	136	3,277
Derivative assets not subject to master netting agreements	3,631			3,631

Total assets	10,486	3,442	136	6,908

Derivative liabilities subject to master netting agreements	25,872	3,970	20,191	1,711
Derivative liabilities not subject to master netting agreements	6,950			6,950
Repurchase, securities lending and similar arrangements	432,820	432,820	—	—

Total liabilities	465,642	436,790	20,191	8,661